Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income (Unaudited) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenues		$ 5,928,589	$ 5,204,659
Cost of revenues		(4,173,164)	(3,752,527)
Gross profit		1,755,425	1,452,132
Operating expenses:
Selling expenses		(804,466)
General and administrative expenses		(2,868,124)	(448,805)
Total operating expenses		(3,672,590)	(448,805)
(Loss) income from operations		(1,917,165)	1,003,327
Other income:
Government subsidy income			839
Interest income		2,188	465
Other income		15,548	18,014
Total other income, net		17,736	19,318
(Loss) income before income taxes		(1,899,429)	1,022,645
Income tax expenses		(62)	(115,253)
Net (loss) income		(1,899,491)	907,392
Other comprehensive (loss) income:
Foreign currency translation loss		(1,743)	15,252
Comprehensive (loss) income		$ (1,901,234)	$ 922,644
(Loss) earnings per share
Basic		$ (1.51)	$ 0.91
Diluted		$ (1.51)	$ 0.91
Weighted average shares outstanding, Basic	[1]	1,257,813	1,000,000
Weighted average shares outstanding, Diluted	[1]	1,257,813	1,000,000

[1]	Retrospectively restated for the effect of a 1-for-16 reverse share split on May 11, 2026.